Other expenses (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Expenses
Other expenses	$ 14,597,792	$ 1,169,712	$ 12,787,838	$ 1,676,132	$ 1,024,166	$ 2,047,133
Depreciation and amortization expense	1,881,000	1,802,000	3,199,000	2,463,000
Unrealized foreign currency transaction losses	14,329,000	$ 632,000	11,123,000	$ 787,000	799,000	971,000
Realized foreign currency transaction gains	$ 1,612,000		$ 1,534,000		$ 2,000	$ 40,000